Related-party Transactions - Schedule of Rental and Other Expenses (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Other expenses		$ 79,480	$ 67,058	$ 64,446
Associates [member]
Disclosure of transactions between related parties [line items]
Other expenses		20,157	37,155	28,017
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Other expenses		36	567	1,389
Others [member]
Disclosure of transactions between related parties [line items]
Other expenses	[1]	$ 59,287	$ 29,336	$ 35,040

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.